      HSBC Funds Trust
--------------------------------------------------------------------------------
      Money Markets
--------------------------------------------------------------------------------
      HSBC Asset Management Americas Inc. [Logo]
--------------------------------------------------------------------------------

      Cash Management Fund
      Government Money Market Fund
      U.S. Treasury Money Market Fund
      New York Tax-Free Money Market Fund
     ------------------------------------------------------------------

January 31, 2000

Dear Shareholder:

On November 16th, the Federal Reserve Open Market Committee raised short-term interest rates 25 basis points to a 5.50% target. This when coupled with their 25 basis point hikes of 6/30/99 and 8/24/99 effectively reversed their 75 basis point easing of 1998 caused by the global credit crisis. The Federal Reserve's statement after the latest increase cited that its main objective was to diminish the risk of inflation in the near future and that cost pressures appeared generally contained. However, they did warn that risks to sustainable growth persist and that business was expanding in excess of the economy's growth potential.

On the economic front, all is well as Consumer Confidence reached its highest level in over 30 years. Unemployment fell to a 4.1% level, holiday spending was brisk added by record purchases over the internet, consumer spending remained solid and the Gross National Product (GNP) continued to grow at higher than anticipated levels. However, inflation continues to be watched as the tighter than a drum labor market, the price of commodities (especially oil) and Consumer Price Index/Producer Price Index numbers will very likely be closely analyzed by the Federal Reserve.

As the year drew to a close there were concerns over the ramifications of Y2K. The markets questioned whether or not there would be a massive flight to quality causing U.S. Treasuries to rally sharply and whether there would be sufficient liquidity for the markets to trade efficiently. But the Federal Reserve's issuance of multi-billion dollar U.S. Treasury Cash Management Bills and repurchase agreements sufficiently eased the market's concerns.

As in the past, our primary objective is to ensure that the HSBC Money Market Funds reflect the highest standards characterized by stability, safety, performance and service. HSBC Asset Management values this relationship and we appreciate the opportunity to work on your behalf.

Sincerely,

/s/ Edward J. Merkle

Edward J. Merkle
Managing Director, Fixed Income

------
The views expressed in this report reflect those of the portfolio manager through the end of the period covered by the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions. Past performance is no guarantee of future results.

Board of Trustees

WOLFE J. FRANKL         Former Director, North America, Berlin Economic
                        Development Corporation

JEFFREY J. HASS         Professor of Law, New York Law School

RICHARD J. LOOS         Former Managing Director, HSBC Asset Management
                        Americas Inc.

CLIFTON H.W. MALONEY    President, C.H.W. Maloney & Co. Incorporated

JOHN C. MEDITZ          President, Horizon Asset Management, Inc.

HARALD PAUMGARTEN       Managing Director, Heritage Capital Corp.

JOHN P. PFANN           Former Senior Vice President and Treasurer, ITT

ROBERT A. ROBINSON      Trustee, Henrietta and B. Frederick H. Bugher
                        Foundation
--------------------------------------------------------------------------------

Officers

WALTER B. GRIMM         President


ERIC F. ALMQUIST        Senior Vice President


ANTHONY J. FISCHER      Vice President


CHARLES L. BOOTH        Vice President


JOEL B. ENGLE           Treasurer


STEVEN R. HOWARD        Secretary


ALAINA V. METZ          Assistant Secretary


ROBERT L. TUCH          Assistant Secretary

Schedule of Portfolio Investments as of December 31, 1999

                              CASH MANAGEMENT FUND

 Moody's/S&P
   Ratings                                    Maturity  Principal
 (unaudited)   Security  Description    Rate    Date     Amount       Value
 -----------   ---------------------    ----  --------  ---------     -----
             COMMERCIAL PAPER (31.0%)
             Banking and Financial
              Services (31.0%)
  N/R, N/R   Banco Barclay Bahamas
              (LOC - Barclay)........   5.43% 1/20/00  $10,000,000 $  9,971,342
  N/R, N/R   Banco Barclay Bahamas
              (LOC - Barclays Bank)..   6.15  1/31/00   10,000,000    9,948,750
  P-1, A-1+  Banco Itau SA (LOC -
               Bayerische
              Vereinsbank)...........   5.33   3/2/00    5,000,000    4,954,843
  N/R, N/R   Credit Suisse First
              Boston.................   5.61  2/14/00   11,100,000   11,023,891
  N/R, N/R   Credit Suisse First
              Boston.................   5.71   2/3/00    6,000,000    5,968,595
  N/R, N/R   Dollar Thrifty..........   6.20  1/26/00   10,158,000   10,114,264
  N/R, N/R   General Electric Capital
              Company................   6.01   2/3/00    5,850,000    5,817,771
  N/R, N/R   General Motors
              Acceptance Corp........   5.97  1/27/00    5,000,000    4,978,442
  N/R, N/R   Glencore Asset (LOC -
               Societe Generale).....   6.33  1/18/00   15,000,000   14,955,163
  P1, A-1+   Peacock Funding,
              (Guarantor - General
              Electric Co)...........   6.07  1/31/00    4,597,000    4,573,747
  N/R, N/R   Peacock Funding,
              (Guarantor - General
              Electric Co)...........   5.83   2/3/00    7,620,000    7,579,277
  N/R, N/R   Sigma Finance Inc.......   6.06  1/21/00    5,500,000    5,481,483
  P-1, A-1+  Sigma Finance Inc.......   5.73  2/22/00   15,000,000   14,875,850
  N/R, N/R   Yamaha Motor Finance
              (LOC - Chase Bank).....   6.00  2/10/00   10,000,000    9,933,333
                                                                   ------------
             Total Commercial Paper (Cost - $120,176,751).......    120,176,751
                                                                   ------------
             MEDIUM TERM NOTES
              (51.6%)
             Automotive Parts -
               Replacement (3.1%)
   A-1, A    Ford Motor Credit Co,*..   5.74  2/18/00   12,000,000   11,997,273
                                                                   ------------
             Banking and Financial
              Services (48.5%)
  P-1, A-1   American Express
              Centurion Bank*........   5.70   2/8/00   18,000,000   18,000,000
  P-1, A-1+  Associates Corp.*.......   6.34  1/20/00   18,000,000   17,997,310
   A-2, A    Bear, Stearns & Co.*....   5.75  1/24/00    7,000,000    7,000,000
   A-2, A    Bear, Stearns & Co.*....   5.76  3/15/00   11,000,000   11,000,000
  P-1, A-1+  Canadian Imperial Bank
              of Commerce*...........   5.63  4/13/00   19,100,000   19,096,238
  P-1, A-1+  Deutsche Bank New
              York*..................   5.63  1/26/00   16,300,000   16,296,900
  N/R, N/R   Dresdner Bank NY*.......   6.44  1/24/00   16,100,000   16,096,485
  P-1, A-1   General Motors
              Acceptance Corp.*......   5.77  3/10/00   15,000,000   15,000,591
  P-1, A-1+  Goldman Sachs Group*....   5.15   1/3/00   15,000,000   14,998,150
  Aa-2, AA   Harris Trust &
              Savings*...............   5.85  2/10/00   14,500,000   14,498,241

                              CASH MANAGEMENT FUND

 Moody's/S&P
   Ratings                                    Maturity  Principal
 (unaudited)   Security  Description    Rate    Date     Amount       Value
 -----------   ---------------------    ----  --------  ---------     -----
             MEDIUM TERM NOTES
              (continued)
             Banking and Financial
              Services (continued)
  P-1, A-1   John Deere Capital
              Corp.*.................   5.65% 3/16/00  $19,000,000 $ 18,999,221
  P-1, A-1+  Royal Bank of Canada*...   5.63  1/13/00   19,100,000   19,096,238
                                                                   ------------
                                                                    188,079,374
                                                                   ------------
             Total Medium Term Notes
              (Cost - $200,076,647).............................    200,076,647
                                                                   ------------
             YANKEE CERTIFICATES OF DEPOSIT (11.5%)
             Banking and Financial
              Services (11.5%)
  P-1, A-1+  ABN Amro Bank NV........   5.23  3/10/00   10,000,000    9,999,517
  P-1, A-1+  Bayerische Hypotheken
              Vereinsbank............   5.08  2/10/00   10,000,000    9,997,353
  P-1, A-1+  Commerzbank AG..........   5.07   2/9/00   17,800,000   17,798,952
  P-1, A-1   Svenska Handelsbanken...   5.28   3/3/00    6,900,000    6,899,098
                                                                   ------------
             Total Yankee Certificates of Deposit
              (Cost - $44,694,920)..............................     44,694,920
                                                                   ------------
             CERTIFICATES OF DEPOSIT
              (5.9%)
             Banking and Financial
              Services (5.9%)
  P-1, A-1+  Bankers Trust Co........   5.50  3/10/00   15,000,000   15,000,000
  P-1, A-1+  Chase Manhattan Bank....   5.37  5/22/00    8,000,000    7,998,206
                                                                   ------------
             Total Certificates of Deposit
              (Cost - $22,998,206)..............................     22,998,206
                                                                   ------------
             TOTAL (Cost - $387,946,524) (a)--100.0%............   $387,946,524
                                                                   ============

--------
Percentages indicated are based on market value of investments of $387,946,524.

(a) Cost and value for Federal income tax and financial reporting purposes are the same.

 * Variable rate security. Rate represents rate in effect at December 31, 1999. Date presented represents the next rate change date.

AG - Aktiengesellschaft (German stock company)
LOC - Letter of Credit
N/R - Not Rated. The security, as judged by the portfolio manager, is comparable to the quality of investments in which the fund may invest. NV -- Naamloze Vennootschap (Dutch corporation)
SA - Societe Anonyme (French corporation)

See Notes to Financial Statements.

Schedule of Portfolio Investments as of December 31, 1999

                          GOVERNMENT MONEY MARKET FUND

 Moody's/S&P
   Ratings                                      Maturity  Principal
 (unaudited)    Security Description      Rate    Date     Amount       Value
 -----------    --------------------      ----  --------  ---------     -----
             U.S. GOVERNMENT AGENCY OBLIGATIONS (100.0%)
  Aaa, N/R   Fannie Mae................   5.46%  6/21/00 $ 5,000,000 $ 4,997,478
  Aaa, N/R   Fannie Mae................   5.62    8/9/00   4,000,000   3,998,527
  Aaa, N/R   Federal Home Loan Bank....   5.05    3/1/00   5,000,000   5,000,000
  Aaa, N/R   Federal Home Loan Bank....   4.98   3/29/00   4,000,000   3,998,711
  Aaa, N/R   Federal Home Loan Bank....   5.92  10/13/00   4,000,000   3,998,031
  Aaa, N/R   Federal Home Loan Bank*...   5.57   1/19/00  10,000,000  10,000,000
  Aaa, N/R   Sallie Mae*...............   5.59    2/2/00   5,000,000   4,999,708
  Aaa, N/R   Sallie Mae*...............   5.56   2/25/00  15,000,000  14,999,343
                                                                     -----------
             Total U.S. Government Agency Obligations
              (Cost - $51,991,798)................................    51,991,798
                                                                     -----------
             TOTAL (Cost - $51,991,798) (a)--100.0%...............   $51,991,798
                                                                     ===========

--------
Percentages indicated are based on market value of investments of $51,991,798.

(a) Cost and value for Federal income tax and financial reporting purposes are the same.

* Variable rate security. Rate represents rate in effect at December 31, 1999. Date presented represents the next rate change date.

N/R - Not Rated. The security, as judged by the portfolio manager, is comparable to the quality of investments in which the fund may invest.

See Notes to Financial Statements.

Schedule of Portfolio Investments as of December 31, 1999

                        U.S. TREASURY MONEY MARKET FUND

 Moody's/S&P
   Ratings                                      Maturity Principal
 (unaudited)    Security Description      Rate    Date     Amount      Value
 -----------    --------------------      ----  -------- ---------     -----
             U.S. TREASURY BILLS
              (49.4%)
  Aaa, AAA   U.S. Treasury Bills.......   4.92%  1/6/00  $2,500,000 $ 2,498,292
  Aaa, AAA   U.S. Treasury Bills.......   4.80   3/2/00   2,000,000   1,984,733
  Aaa, AAA   U.S. Treasury Bills.......   4.72  3/30/00   2,500,000   2,472,558
  Aaa, AAA   U.S. Treasury Bills.......   4.81  4/27/00   2,500,000   2,463,275
  Aaa, AAA   U.S. Treasury Bills.......   5.17  7/20/00   2,000,000   1,946,009
  Aaa, AAA   U.S. Treasury Bills.......   5.92  11/9/00   3,500,000   3,332,328
  Aaa, AAA   U.S. Treasury Bills.......   6.05  11/9/00   1,000,000     951,137
                                                                    -----------
             Total U.S. Treasury Bills
              (Cost - $15,648,332)...............................    15,648,332
                                                                    -----------
             REPURCHASE AGREEMENTS
              (50.6%)
  N/R, N/R   Bear, Stearns & Co.,
              (Purchased 12/31/99,
              collateralized by
              $9,115,000 U.S. Treasury
              Strips, 8/15/06, market
              value $5,912,445)........   5.35   1/3/00   5,800,000   5,800,000
  N/R, N/R   Donaldson, Lufkin &
              Jenrette Securities
              Corp., (Purchased
              12/17/99, collateralized
              by $4,852,000 U.S.
              Treasury Strips, 2/15/07,
              market value
              $3,057,395)..............   5.50  1/18/00   3,000,000   3,000,000
  N/R, N/R   Lehman, (Purchased
              12/31/99, collateralized
              by $6,770,000 U.S.
              Treasury Bonds 7.5%,
              11/15/16, market value
              $7,338,255)..............   3.00   1/3/00   7,200,000   7,200,000
                                                                    -----------
             Total Repurchase Agreements
              (Cost - $16,000,000)...............................    16,000,000
                                                                    -----------
             TOTAL (Cost - $31,648,332) (a)--100.0%..............   $31,648,332
                                                                    ===========

--------
Percentages indicated are based on market value of investments of $31,648,332.

(a) Cost and value for Federal income tax and financial reporting purposes are the same.

N/R - Not Rated. The security, as judged by the portfolio manager, is comparable to the quality of investments in which the fund may invest.

See Notes to Financial Statements.

Schedule of Portfolio Investments as of December 31, 1999

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P
   Ratings                                     Maturity Principal
 (unaudited)    Security Description     Rate    Date     Amount      Value
 -----------    --------------------     ----  -------- ---------     ------
             MUNICIPAL COMMERCIAL
              PAPER (11.2%)
  P-1, A-1+  Long Island Power
              Authority
              (LOC - Bayerische
              Vereinsbank,
              Westdeutsche
              Landsbank)..............   3.80% 1/24/00  $4,000,000 $  4,000,000
  P-1, A-1+  New York City, GO, Series
              H-6 (MBIA Insured)......   3.90  1/21/00   1,700,000    1,700,000
  P-1, A-1   New York State, GO,
              Environmental
              (LOC - Bayerische
              Vereinsbank, Landesbank
              Hessen).................   3.75  1/18/00   2,600,000    2,600,000
   P1, A1    New York State, GO,
              Environmental
              (LOC - Bayerische
              Vereinsbank, Landesbank
              Hessen).................   3.80  1/19/00   1,000,000    1,000,000
   P1, A1    New York State, Power
              Authority
              (LOC - Landesbank
              Hessen, Commerzbank AG,
              Morgan Guaranty Trust,
              Credit Locale de France,
              Toronto Dominion Bank,
              Bank of Nova Scotia)....   3.75   2/7/00   2,500,000    2,500,000
                                                                   ------------
             Total Municipal Commercial Paper
              (Cost - $11,800,000)..............................     11,800,000
                                                                   ------------
             NON-VARIABLE MUNICIPAL BONDS
              (39.0%)
  Aaa, Aaa   Buffalo, School District,
              GO, Series E
              (FSA Insured)...........   5.00  12/1/00     495,000      499,298
  N/R, A-1   Fulton County, Industrial
              Development Agency,
              Mills Inc. Project,
              Series G
              (LOC - FleetBoston
              Financial Corp.)........   4.25  12/1/00     230,000      230,000
   A2, N/R   Kinderhook, Central
              School District, GO,
              Bond Anticipation Notes,
              Series B................   4.00  8/11/00   2,000,000    2,004,704
  Aaa, Aaa   New York City, GO,
              Escrowed, Series H......   7.88   8/1/00     500,000      511,985
   A3, A-    New York City, GO, Series
              A.......................   5.40   8/1/00     600,000      605,774
   A3, A-    New York City, GO, Series
              B.......................   5.30  8/15/00     700,000      706,119
   A3, A-    New York City, GO, Series
              F.......................   4.25   8/1/00   1,140,000    1,143,155
   A3, A-    New York City,
              Metropolitan Transit
              Authority Revenue,
              Series A................   4.00   4/1/00   4,000,000    4,007,543
  Aaa, AAA   New York City,
              Metropolitan Transit
              Authority Revenue,
              Series A (AMBAC
              Insured)................   4.50   1/3/00   2,340,000    2,340,123
  Aaa, AAA   New York City,
              Metropolitan Transit
              Authority Revenue,
              Service Contract, Series
              4, Prerefunded 7/1/00 @
              101.5...................   7.50   7/1/00   1,000,000    1,034,529

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P
   Ratings                                     Maturity Principal
 (unaudited)    Security Description     Rate    Date    Amount       Value
 -----------    --------------------     ----  -------- ---------     -----
             NON-VARIABLE MUNICIPAL BONDS
              (continued)
  Aaa, Aaa   New York City, Municipal
              Water Finance Authority,
              Water and Sewer System
              Revenue, Series A, (FGIC
              Insured) Prerefunded
              6/15/00 @ 101.5.........   7.50% 6/15/00  $  500,000 $    515,882
  Aaa, Aaa   New York State,
              Environmental Facilities
              Revenue, Water Utility
              Improvements, Series B..   4.00  4/15/00   1,010,000    1,011,536
  AAA, N/R   New York State, Dormitory
              Authority Construction
              Revenue, Series A,
              Prerefunded 7/1/00 @
              102.....................   7.63   7/1/00     500,000      519,816
    A2, A    New York State, Dormitory
              Authority Facilities
              Revenue, Series C.......   4.50   7/1/00     890,000      893,022
  Aaa, N/R   New York State, Dormitory
              Authority Revenue,
              Prerefunded 7/1/00 @
              102.....................   7.88   7/1/00     500,000      520,801
  Aaa, AAA   New York State, Dormitory
              Authority, City
              University Revenue,
              Series F (FGIC Insured)
              Prerefunded 7/1/00 @
              102.....................   7.50   7/1/00     500,000      520,017
   A-3, A    New York State, Dormitory
              Authority, Mental Health
              Service Facilities
              Revenue, Series B.......   5.00  8/15/00   1,000,000    1,005,702
   N/R, A    New York State, Dormitory
              Authority, Mental Health
              Services Facilities
              Revenue, Series D.......   4.00  2/15/00     635,000      635,266
   N/R, A    New York State, Dormitory
              Authority, Mental Health
              Services Facilities
              Revenue, Series D.......   4.00  8/15/00     695,000      696,254
  Aaa, AAA   New York State, Dormitory
              Authority, Rochester
              Institute of Technology
              Revenue (AMBAC
              Insured)................   4.00   7/1/00     480,000      481,513
   AAA, NR   New York State, Dormitory
              Authority, State
              University Educational
              Facilities Revenue,
              Series A, Prerefunded
              5/15/00 @ 102...........   7.70  5/15/00   1,100,000    1,136,880
  Aaa, Aaa   New York State, Dormitory
              Authority, State
              University Educational
              Facilities Revenue,
              Series B, Prerefunded
              5/15/00 @ 102...........   7.25  5/15/00     500,000      516,099
  N/R, AAA   New York State, Dormitory
              Authority, State
              University Educational
              Facilities Revenue,
              Series C, Prerefunded
              5/15/00 @ 100...........   6.13  5/15/00   2,000,000    2,018,874
  AAA, N/R   New York State, Dormitory
              Authority, State
              University Educational
              Facilities Revenue,
              Series C, Prerefunded
              5/15/00 @ 102...........   7.00  5/15/00   3,000,000    3,093,878
   A3, AA-   New York State, Local
              Government Assistance
              Corp. Revenue, Series
              A.......................   6.70   4/1/00   1,930,000    1,945,884

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P
   Ratings                                     Maturity Principal
 (unaudited)    Security Description     Rate    Date     Amount      Value
 -----------    --------------------     ----  -------- ---------     -----
             NON-VARIABLE MUNICIPAL BONDS
              (continued)
  Aaa, N/R   New York State, Medical
              Care Facilities Finance
              Agency Revenue,
              Prerefunded 8/15/00 @
              102.....................   7.88% 8/15/00  $  500,000 $    522,799
  Aaa, Aaa   New York State, Medical
              Facilities Revenue,
              St. Luke's Hospital,
              Series B, Prerefunded
              2/15/00 @ 100...........   7.45  2/15/00   1,030,000    1,059,167
  Aaa, Aaa   New York State, Mental
              Health Services
              Facilities, Escrowed,
              Series A................   8.00  11/1/00   2,000,000    2,066,674
  A-1, AA-   New York State, Port
              Authority of New York &
              New Jersey Revenue......   4.88   8/1/00     400,000      402,763
  N/R, AAA   New York State,
              Triborough Bridge and
              Tunnel Authority
              Revenue, Series T,
              Prerefunded
              1/1/01 @ 102............   7.00   1/1/01     760,000      796,034
  Aaa, AAA   New York State, Urban
              Development Corp.
              Revenue (FSA Insured)
              Prerefunded
              1/1/00 @ 102............   7.50   1/1/00   1,800,000    1,836,394
  Aaa, N/R   North Hampstead, New
              York, GO, Series A
              (FGIC Insured)..........   4.50  1/15/00   1,000,000    1,000,484
  A-2, N/R   Oswego County, GO,
              Pollution Control
              Revenue.................   4.10  4/15/00     850,000      850,067
  Aaa, Aaa   Suffolk County, Water
              System Revenue,
              Prerefunded 6/1/00 @
              102.....................   6.90   6/1/00     990,000    1,021,569
  MIG1, N/R  Syracuse, GO, Bond
              Anticipation Notes,
              AMT.....................   3.75  5/19/00   3,000,000    3,000,450
                                                                   ------------
             Total Non-Variable Municipal Bonds
              (Cost - $41,151,055)..............................     41,151,055
                                                                   ------------
             VARIABLE MUNICIPAL BONDS (49.8%)
 VMIG1, N/R  Albany, Institute of
              History, Civic Facility
              Revenue
              (LOC - Keybank)*........   5.50   1/5/00   2,000,000    2,000,000
 VMIG1, N/R  Chemung County,
              Industrial Development
              Agency, Series A
              (LOC - Chase Manhattan
              Bank)*..................   5.35   1/5/00   2,885,000    2,885,000
 VMIG1, A-1+ New York City, GO, Series
              D (FGIC Insured)*.......   5.70   1/5/00   2,100,000    2,100,000
 VMIG1, A-1+ New York City, GO, Series
              F-4, (LOC - Landesbank
              Hessen)*................   5.45   1/5/00   1,225,000    1,225,000
 VMG1, A-1+  New York City, GO, Sub-
              Series A-6
              (LOC - Landesbank
              Hessen)*................   5.45   1/5/00     900,000      900,000
 VMIG1, A-1+ New York City, GO, Sub-
              Series A-6
              (LOC - Landesbank
              Hessen)*................   5.45   1/5/00   1,000,000    1,000,000
 VMG1, A-1+  New York City, GO, Sub-
              Series A-7 (LOC - Morgan
              Guaranty Trust)*........   4.75   1/3/00   2,600,000    2,600,000

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P
   Ratings                                     Maturity Principal
 (unaudited)    Security Description     Rate    Date     Amount      Value
 -----------    --------------------     ----  -------- ---------     -----
             VARIABLE MUNICIPAL BONDS
              (continued)
 VMG1, A-1+  New York City, GO, Sub-
              Series E-5 (LOC - Morgan
              Guaranty Trust)*........   4.75%  1/3/00  $1,950,000 $  1,950,000
 VMG1, A-1+  New York City, GO, Sub-
              Series E-5 (LOC - Morgan
              Guaranty Trust)*........   4.75   1/3/00   1,200,000    1,200,000
  P-1, A-1+  New York City, GO, Sub-
              Series J-2
              (LOC - Commerzbank
              A.G.)*..................   5.75   1/5/00   3,300,000    3,300,000
 VMIG1, A-1+ New York City, Housing
              Development Corp.,
              Multi-Family Rental
              Housing Revenue, TriBeCa
              Tower, Series A, AMT
              (FNMA Collateral)*......   5.60   1/5/00   2,000,000    2,000,000
  N/R, A-1   New York City, Industrial
              Development Agency,
              Civic Facilities
              Revenue, Columbia
              Grammar School Project,
              (LOC - Chase Manhattan
              Bank)*..................   5.50   1/5/00     900,000      900,000
  MIG1, A-1  New York City, Industrial
              Development Agency,
              Korean Airlines Special
              Facilities Revenue,
              Series C, AMT
              (LOC - Bankers Trust
              Company)*...............   5.85   1/5/00   2,800,000    2,800,000
  N/R, A-1+  New York State Energy
              Research & Development
              Authority Pollution
              Control Revenue, Niagara
              Mohawk Power, Series A
              (LOC - Toronto Dominion
              Bank)*..................   4.50   1/3/00   2,200,000    2,200,000
 VMIG1, A-1+ New York State Local
              Government Assistance
              Corp., Revenue, Series B
              (LOC - Westdeutsche
              Landesbank)*............   5.40   1/5/00   2,000,000    2,000,000
 VMIG1, A-1+ New York State, Dormitory
              Authority Revenue,
              Municipal Securities
              Trust Receipts
              (AMBAC Insured)*........   5.50   1/5/00   4,300,000    4,300,000
 MIG1, SP1+  New York State, Energy
              Research & Development
              Authority, Brooklyn
              Union Gas Co. Project,
              Series A-1, (MBIA
              Insured, SPA - Union
              Bank of Switzerland)*...   5.45   1/5/00   4,805,000    4,805,000
 VMIG1, N/R  New York State, Housing
              Finance Agency, 250 West
              50th Street Revenue,
              Series A, AMT (FNMA
              Collateral)*............   5.50   1/5/00   4,500,000    4,500,000
 VMIG1, N/R  New York State, Housing
              Finance Agency,
              East 84th Street
              Revenue, Series A
              (LOC - Bayerische Hypo-
              Und Vereinsbank)*.......   5.60   1/5/00     900,000      900,000

                      NEW YORK TAX-FREE MONEY MARKET FUND

 Moody's/S&P
   Ratings                                   Maturity  Principal
 (unaudited)   Security Description    Rate    Date      Amount       Value
 -----------   --------------------    ----  --------  ---------      ------
             VARIABLE MUNICIPAL BONDS
              (continued)
 VMIG1, N/R  New York State, Housing
              Finance Agency, Saxony
              Housing Revenue,
              Series A (LOC - Chase
              Manhattan Bank)*......   5.50%  1/5/00  $  4,600,000 $  4,600,000
  P-1, A-1+  New York State, Niagara
              County, Industrial
              Development Agency,
              Solid Waste Disp.
              Revenue, Series A
              (LOC - Wachovia Bank
              of North Carolina)*...   5.50   1/5/00       590,000      590,000
 VMIG1, A1+  New York State,
              Triborough Bridge &
              Tunnel Authority
              Revenue, Series C
              (AMBAC Insured,
              SPA - Westdeutsche
              Landesbank)*..........   5.40   1/6/00     2,500,000    2,500,000
 VMIG1, N/R  Wallkill, Industrial
              Development Agency,
              Pollution Control
              Revenue, Reynolds
              Metals Co. Project
              Revenue
              (LOC - Dresdner Bank
              AG)*..................   5.00   1/5/00       500,000      500,000
 VMIG1, N/R  Yonkers, Industrial
              Development Agency,
              Civic Facilities
              Revenue, Consumers
              Union Facility
              (LOC - Credit Local de
              France)*..............   5.65   1/5/00       800,000      800,000
                                                                   ------------
             Total Variable Municipal Bonds
              (Cost - $52,555,000)..............................     52,555,000
                                                                   ------------
             TOTAL (Cost - $105,506,055)(a)--(100.0%)...........   $105,506,055
                                                                   ============

--------
Percentages indicated are based on market value of investments of $105,506,055.

(a) Cost and value for Federal income tax and financial reporting purposes are the same.

  * Variable rate security. Rate represents rate in effect at December 31, 1999. Date presented represents next rate change date.

AG - Aktiengesellschaft (German stock company)
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax Paper
FGIC - Financial Guaranty Insurance Corp.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
N/R - Not Rated. The security, as judged by the portfolio manager, is comparable to the quality of investments in which the fund may invest. SPA - Standby Purchase Agreement

See Notes to Financial Statements.

Statements of Assets and Liabilities
December 31, 1999

                                                                      New York
                              Cash       Government   U.S. Treasury   Tax-Free
                           Management   Money Market  Money Market  Money Market
                              Fund          Fund          Fund          Fund
                          ------------  ------------  ------------- ------------
ASSETS:
 Investments in
  securities, at value
  (cost $387,946,524,
  $51,991,798,
  $15,648,332, and
  $105,506,055,
  respectively).........  $387,946,524  $51,991,798    $15,648,332  $105,506,055
 Repurchase agreements
  (cost $0, $0,
  $16,000,000,
  and $0,
  respectively).........            --           --     16,000,000            --
                          ------------  -----------    -----------  ------------
  Total Investments.....   387,946,524   51,991,798     31,648,332   105,506,055
 Cash...................            --      794,807        950,801       714,263
 Interest and dividends
  receivable............     4,289,815      529,221         22,105     1,026,429
 Prepaid expenses.......        44,446        9,557          5,288        14,309
                          ------------  -----------    -----------  ------------
Total Assets............   392,280,785   53,325,383     32,626,526   107,261,056
                          ------------  -----------    -----------  ------------
LIABILITIES:
 Cash Overdraft.........     8,033,392           --             --            --
 Dividends payable......     1,683,503      231,635        125,632       283,732
 Accrued expenses and
  other payables:
  Investment advisory
   fee..................        71,661       16,483          6,287        21,468
  Administration fee....        29,488        4,709          2,800         8,961
  Distribution fees.....        48,609        3,024          2,129        13,619
  Other.................       107,750       21,495         37,533        40,019
                          ------------  -----------    -----------  ------------
Total Liabilities.......     9,974,403      277,346        174,381       367,799
                          ------------  -----------    -----------  ------------
Net Assets..............  $382,306,382  $53,048,037    $32,452,145  $106,893,257
                          ============  ===========    ===========  ============
COMPOSITION OF NET
 ASSETS:
 Paid-in capital........  $382,312,086  $53,050,644    $32,454,248  $106,906,964
 Accumulated net
  realized losses from
  investment
  transactions..........        (5,704)      (2,607)        (2,103)      (13,707)
                          ------------  -----------    -----------  ------------
Net Assets..............  $382,306,382  $53,048,037    $32,452,145  $106,893,257
                          ============  ===========    ===========  ============
COMPUTATION OF NET ASSET
 VALUE:
 Class A:
  Net assets............  $382,296,064  $53,048,037    $32,452,145  $106,893,257
  Shares of beneficial
   interest issued and
   outstanding
   (par value $0.001 per
   share, unlimited
   number of shares
   authorized)..........   382,298,634   53,051,511     32,452,622   106,902,049
                          ------------  -----------    -----------  ------------
  Net asset value,
   offering price and
   redemption price
   per share............         $1.00        $1.00          $1.00         $1.00
                          ============  ===========    ===========  ============
 Class B*:
  Net assets............  $      5,081
  Shares of beneficial
   interest issued and
   outstanding
   (par value $0.001 per
   share, unlimited
   number of shares
   authorized)..........         5,081
                          ------------
  Net asset value,
   offering price and
   redemption price
   per share............         $1.00
                          ============
 Class C*:
  Net assets............  $      5,237
  Shares of beneficial
   interest issued and
   outstanding
   (par value $0.001 per
   share, unlimited
   number of shares
   authorized)..........         5,237
                          ------------
  Net asset value,
   offering price and
   redemption price
   per share............         $1.00
                          ============

--------
* Class B and Class C shares commenced offering on July 1, 1999.
See Notes to Financial Statements.

Statements of Operations
For the year ended December 31, 1999

                                                                      New York
                               Cash       Government  U.S. Treasury   Tax-Free
                            Management   Money Market Money Market  Money Market
                               Fund          Fund         Fund          Fund
                            -----------  ------------ ------------- ------------
INVESTMENT INCOME:
 Interest.................. $19,251,210   $3,202,871   $1,633,637    $3,241,970
 Dividends.................     285,726       34,926       16,357        86,792
                            -----------   ----------   ----------    ----------
Total Income...............  19,536,936    3,237,797    1,649,994     3,328,762
                            -----------   ----------   ----------    ----------
EXPENSES:
 Investment advisory fees..   1,287,655      218,297      116,732       357,951
 Administration fees.......     509,638       93,557       50,028       153,409
 Co-administration and
  shareholder servicing
  fees.....................     257,531       43,660       23,346        71,590
 Service organization fees
  (Class C)................           4           --           --            --
 Distribution fees (Class
  A).......................     558,302       24,258       26,041       121,780
 Distribution fees (Class
  C).......................           7           --           --            --
 Custodian fees............      35,270       11,155       17,003        14,072
 Transfer agent fees.......     271,819       52,779       24,032        67,467
 Other expenses............     396,686       88,738       46,888       116,190
                            -----------   ----------   ----------    ----------
  Total expenses before fee
   reductions and
   reimbursements..........   3,316,912      532,444      304,070       902,459
  Fee reductions and
   reimbursement
   of expenses.............    (915,037)    (128,679)     (87,276)     (237,689)
                            -----------   ----------   ----------    ----------
Net Expenses...............   2,401,875      403,765      216,794       664,770
                            -----------   ----------   ----------    ----------
Net Investment Income......  17,135,061    2,834,032    1,433,200     2,663,992
                            -----------   ----------   ----------    ----------
NET REALIZED GAINS (LOSSES) FROM
INVESTMENTS:
 Net realized gains
  (losses) from investment
  transactions.............          82       (1,539)      (1,727)           --
                            -----------   ----------   ----------    ----------
 Net Realized Gains
  (Losses) from
  Investments..............          82       (1,539)      (1,727)           --
                            -----------   ----------   ----------    ----------
Change in Net Assets
 Resulting from
 Operations................ $17,135,143   $2,832,493   $1,431,473    $2,663,992
                            ===========   ==========   ==========    ==========

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                   Cash Management Fund
                                            -----------------------------------
                                                 For the           For the
                                               Year Ended        Year Ended
                                            December 31, 1999 December 31, 1998
                                            ----------------- -----------------
From Investment Activities:
OPERATIONS:
 Net investment income.....................   $ 17,135,061      $ 12,187,455
 Net realized gains (losses) from
  investment transactions..................             82               (45)
                                              ------------      ------------
 Change in net assets resulting from
  operations...............................     17,135,143        12,187,410
                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income:
  Class A..................................    (17,134,825)      (12,187,455)
  Class B*.................................           (122)               --
  Class C*.................................           (114)               --
                                              ------------      ------------
 Change in net assets from shareholder
  distributions............................    (17,135,061)      (12,187,455)
                                              ------------      ------------
 Change in net assets from capital share
  transactions.............................     64,754,179       133,346,902
                                              ------------      ------------
 Change in Net Assets......................     64,754,261       133,346,857
                                              ------------      ------------
NET ASSETS:
 Beginning of period.......................    317,552,121       184,205,264
                                              ------------      ------------
 End of period.............................   $382,306,382      $317,552,121
                                              ============      ============

--------
*Class B and Class C commenced offering on July 1, 1999.

See Notes to Financial Statements.

   Government Money Market Fund        U.S. Treasury Money Market Fund   New York Tax-Free Money Market Fund
------------------------------------ ----------------------------------- -----------------------------------
     For the            For the           For the           For the           For the           For the
   Year Ended         Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
December 31, 1999  December 31, 1998 December 31, 1999 December 31, 1998 December 31, 1999 December 31, 1998
-----------------  ----------------- ----------------- ----------------- ----------------- -----------------
  $  2,834,032       $  4,507,202       $ 1,433,200       $ 1,407,739      $  2,663,992       $ 2,392,306
        (1,539)              (144)           (1,727)              722                --            (1,031)
  ------------       ------------       -----------       -----------      ------------       -----------
     2,832,493          4,507,058         1,431,473         1,408,461         2,663,992         2,391,275
  ------------       ------------       -----------       -----------      ------------       -----------
    (2,834,032)        (4,507,202)       (1,433,200)       (1,407,739)       (2,663,992)       (2,392,306)
            --                 --                --                --                --                --
            --                 --                --                --                --                --
  ------------       ------------       -----------       -----------      ------------       -----------
    (2,834,032)        (4,507,202)       (1,433,200)       (1,407,739)       (2,663,992)       (2,392,306)
  ------------       ------------       -----------       -----------      ------------       -----------
   (24,304,197)       (23,507,694)        6,578,132           367,751        12,633,917         7,531,544
  ------------       ------------       -----------       -----------      ------------       -----------
   (24,305,736)       (23,507,838)        6,576,405           368,473        12,633,917         7,530,513
  ------------       ------------       -----------       -----------      ------------       -----------
    77,353,773        100,861,611        25,875,740        25,507,267        94,259,340        86,728,827
  ------------       ------------       -----------       -----------      ------------       -----------
  $ 53,048,037       $ 77,353,773       $32,452,145       $25,875,740      $106,893,257       $94,259,340
  ============       ============       ===========       ===========      ============       ===========

Notes to Financial Statements


1.Organization

  HSBC Funds Trust (the "Trust") was organized in Massachusetts on October 31, 1985 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company with multiple investment portfolios, including the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

  The investment objective of each Fund (except the New York Tax-Free Money Market Fund) is to provide as high a level of current income as is consistent with preservation of capital and liquidity. The New York Tax-Free Money Market Fund seeks to provide as high a level of current income that is exempt from Federal, New York State and New York City income taxes as is consistent with preservation of capital and liquidity.

  Effective July 1, 1999 the Funds were authorized to issue three classes of shares as follows: Class A, Class B, and Class C. At December 31, 1999, the Funds had not issued Class B and Class C shares with the exception of the Cash Management Fund, which has both Class B and Class C shares outstanding. Class B and Class C shares are subject to a contingent deferred sales charge at the time of the redemption. Class A, Class B, and Class C shares bear distribution (12b-1) fees. Class B and Class C bear service organization fees. Each class has identical rights and privileges except with respect to the distribution (12b-1) fees and the service organization fees paid by each respective class, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  Securities Valuation: The Funds each value portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees. Investments in investment companies are valued at their net asset values as reported by such companies. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

  Taxes: It is each Funds' policy to continue to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income and net realized capital gains, if any, to its shareholders for each taxable year. Therefore, no provision is required for Federal income tax.

  For Federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 1999, which are available to offset future gains, if any:

                                                             Amount        Expires
                                                             ------        -------
       Cash Management Fund............................ $          2,228    2003
                                                                   2,993    2004
                                                        ----------------
                                                        $          5,221
                                                        ================
       Government Money Market Fund.................... $            252    2003
                                                                     342    2004
                                                                     330    2005
                                                                      16    2006
                                                                     597    2007
                                                        ----------------
                                                        $          1,537
                                                        ================
       U.S. Treasury Money Market Fund.................          $   300    2006
                                                        ================
       New York Tax-Free Money Market Fund............. $          3,591    2001
                                                                   1,324    2002
                                                                     136    2003
                                                                     240    2004
                                                                   7,386    2005
                                                                   1,030    2006
                                                        ----------------
                                                                 $13,707
                                                        ================

  Repurchase Agreements: The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the securities subject to the agreement at least equal to the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

  Dividends and Distributions: Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed.

  Dividends and distributions are recorded by the Funds on the ex-dividend date. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  Security Transactions and Related Income: Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

  Expense Allocation: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets or another appropriate basis.

3.Related Party Transactions

  The Trust retains HSBC Asset Management Americas Inc. to act as Investment Adviser for the Funds. HSBC Asset Management Americas Inc. is the North American investment management affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Asset Management Americas Inc. furnishes investment guidance and policy direction in connection with the management of the investment portfolios of the Funds, subject to policies established by the Board of Trustees. As compensation for its services, HSBC Asset Management Americas Inc. accrues daily, and is paid monthly, advisory fees at the following annual rates:

   Portion of each Fund's Average Daily Net Assets                             Advisory Fee Rate
   -----------------------------------------------                             -----------------
   Up to $500 million.........................................................      0.350%
   In excess of $500 million but not exceeding $1 billion.....................      0.315%
   In excess of $1 billion but not exceeding $1.5 billion.....................      0.280%
   In excess of $1.5 billion..................................................      0.245%

  HSBC Asset Management Americas Inc. agreed to contractually limit expenses through December 31, 1999 by waiving or reimbursing its Investment Advisor fee to the extent the ordinary operating expenses exceed 0.70% of average daily net assets for Class A shares and 1.70% for Class B and Class C shares for each Fund, with the exception of the Cash Management Fund for which the contractual limitations are 0.93% for Class A shares and 1.63% for Class B shares. HSBC Asset Management Americas Inc. has further voluntarily agreed to reimburse Fund expenses to the extent each Fund's operating expenses net of other fee waivers exceed 0.65% for Class A shares and 1.65% for Class B and Class C shares (1.35% for Class B and Class C shares in the Cash Management Fund) of each Fund's average daily net assets.

  The Fund may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization provides record keeping and certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments for the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.35% (Class A shares) and 0.50% (Class B and Class C shares each) of the average value of the Funds' shares held in the sub-accounts of the Service Organizations. During the year ended December 31, 1999, the Funds Class A shares did not participate in any service agreement. BISYS Fund Services waived service organization fees for the Cash Management Fund, Class C in the amount of $2.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. In accordance with the terms of the Management and Administration Agreement and the Fund Accounting Agreement, BISYS accrues daily, and is paid monthly, an asset-based fee as follows:

   Portion of each Fund's Average Daily Net Assets                           Administration Fee Rate
   -----------------------------------------------                           -----------------------
   Up to $200 million......................................................          0.150%
   In excess of $200 million but not exceeding $400 million................          0.125%
   In excess of $400 million but not exceeding $600 million................          0.100%
   In excess of $600 million...............................................          0.080%

  BISYS is contractually limiting its Administration fee to 0.10% of each Fund's average net assets.

  HSBC Asset Management Inc. earned co-administration and shareholder services assistance fees of 0.07% of each Fund's average net assets, all of which were waived. Effective July 1, 1999, HSBC Asset Management Americas Inc. no longer charges co-administration and shareholder services assistance fees.

  Information regarding these fee waivers for the year ended December 31, 1999 follows:

                                                              Co-Administration
                                  Investment   Administration  and Shareholder
                                 Advisory Fees      Fees       Servicing Fees
                                  reimbursed       waived          waived
                                 ------------- -------------- -----------------
  Cash Management Fund..........   $473,546       $183,958        $257,531
  Government Money Market Fund..     53,833         31,186          43,660
  U.S. Treasury Money Market
   Fund.........................     47,254         16,676          23,346
  New York Tax-Free Money Market
   Fund.........................    114,961         51,138          71,590

  With respect to Class A, the Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.20% of the average net assets of Class A shares during the preceding month.

  Similarly, with respect to Class B and Class C, the Trust has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by a Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.75% of the average net assets of Class B and Class C shares during the preceding month.

  A partner of the Trust's legal counsel served as Secretary of the Trust. Paul, Weiss, Rifkind, Wharton and Garrison serves as the Trust's legal counsel for the year ended December 31, 1999. For the year ended December 31, 1999, legal fees incurred by the Funds totaled $116,041 for the Cash Management Fund, $15,194 for the Government Money Market Fund, $10,799 for the U.S. Treasury Money Market Fund and $31,621 for the New York Tax-Free Money Market Fund, respectively.

4.Shares of Beneficial Interest

  The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest and capital transactions were as follows:

                              Cash Management Fund          Government Money Market Fund
                         --------------------------------  --------------------------------
                         For the Year Ended December 31,   For the Year Ended December 31,
                         --------------------------------  --------------------------------
                              1999             1998             1999             1998
                         ---------------  ---------------  ---------------  ---------------
 CAPITAL TRANSACTIONS:
 Class A Shares:
  Proceeds from shares
   issued............... $ 1,597,112,073  $ 1,341,762,133  $   148,558,159  $   245,113,875
  Dividends reinvested..      13,695,775        9,085,388        1,046,797        2,003,878
  Cost of shares
   redeemed.............  (1,546,063,987)  (1,217,500,619)    (173,909,153)    (270,625,447)
                         ---------------  ---------------  ---------------  ---------------
  Class A capital
   transactions......... $    64,743,861  $   133,346,902  $   (24,304,197) $   (23,507,694)
                         ---------------  ---------------  ---------------  ---------------
 Class C Shares:*
  Proceeds from shares
   issued............... $         5,555  $            --  $            --  $            --
  Dividends reinvested..              97               --               --               --
  Cost of shares
   redeemed.............            (415)              --               --               --
                         ---------------  ---------------  ---------------  ---------------
  Class C capital
   transactions......... $         5,237               --               --               --
                         ---------------  ---------------  ---------------  ---------------
 Total net increase from
  capital
  transactions.......... $    64,749,098  $   133,346,902  $   (24,304,197) $   (23,507,694)
                         ===============  ===============  ===============  ===============
 SHARE TRANSACTIONS:
 Class A Shares:
  Issued................   1,597,112,073    1,341,762,133      148,558,159      245,113,875
  Reinvested............      13,695,775        9,085,388        1,046,797        2,003,878
  Redeemed..............  (1,546,063,987)  (1,217,500,619)    (173,909,153)    (270,625,447)
                         ---------------  ---------------  ---------------  ---------------
  Class A share
   transactions.........      64,743,861      133,346,902      (24,304,197)     (23,507,694)
                         ---------------  ---------------  ---------------  ---------------
 Class C Shares:*
  Issued................           5,555               --               --               --
  Reinvested............              97               --               --               --
  Redeemed..............            (415)              --               --               --
                         ---------------  ---------------  ---------------  ---------------
  Class C share
   transactions.........           5,237               --               --               --
                         ---------------  ---------------  ---------------  ---------------
 Total net increase from
  share
  transactions..........      64,749,098      133,346,902      (24,304,197)     (23,507,694)
                         ===============  ===============  ===============  ===============

During the year ended December 31, 1999, the Cash Management Fund received proceeds of $5,000 for 5,000 Class B seed money shares issued and $81 in reinvested dividends.

* Class C commenced offering on July 1, 1999.

                                                                  New York Tax-Free
                         U.S. Treasury Money Market Fund          Money Market Fund
                         --------------------------------  --------------------------------
                         For the Year Ended December 31,   For the Year Ended December 31,
                         --------------------------------  --------------------------------
                              1999             1998             1999             1998
                         ---------------  ---------------  ---------------  ---------------
 CAPITAL TRANSACTIONS:
 Class A Shares:
  Proceeds from shares
   issued............... $   163,205,293  $   175,531,472  $   165,282,874  $   169,582,662
  Dividends reinvested..       1,006,458          758,783        2,019,666        1,732,131
  Cost of shares
   redeemed.............    (157,633,619)    (175,922,504)    (154,668,623)    (163,783,249)
                         ---------------  ---------------  ---------------  ---------------
 Total net increase from
  capital transactions.. $     6,578,132  $       367,751  $    12,633,917  $     7,531,544
                         ===============  ===============  ===============  ===============
 SHARE TRANSACTIONS:
 Class A Shares:
  Issued................     163,205,293      175,531,472      165,282,874      169,582,662
  Reinvested............       1,006,458          758,783        2,019,666        1,732,131
  Redeemed..............    (157,633,619)    (175,922,504)    (154,668,623)    (163,783,249)
                         ---------------  ---------------  ---------------  ---------------
 Total net increase from
  share transactions....       6,578,132          367,751       12,633,917        7,531,544
                         ===============  ===============  ===============  ===============

5.Concentration of Credit Risk

  The New York Tax-Free Money Market Fund invests primarily in debt obligations issued by the State of New York and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of New York specific municipal securities than is a municipal money market fund that is not concentrated in these issuers to the same extent.

6.Federal Income Tax Information (Unaudited)

  For the taxable year ended December 31, 1999, the New York Tax-Free Money Market Fund declared tax-exempt income distributions of $2,568,318.

FINANCIAL HIGHLIGHTS
                             CASH MANAGEMENT FUND

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year and Periods Indicated.

                                           Class A                             Class C**
                         ------------------------------------------------  -----------------
                               For the Year Ended December 31,
                         ------------------------------------------------    Period Ended
                           1999      1998      1997      1996      1995    December 31, 1999
                         --------  --------  --------  --------  --------  -----------------
Net Asset Value,
 Beginning of Period.... $  1.000  $  1.000  $  1.000  $  1.000  $  1.000       $ 1.000
                         --------  --------  --------  --------  --------       -------
Investment Activities
 Net investment income..    0.046     0.050     0.051     0.049     0.053         0.023
Distributions
 From net investment
  income................   (0.046)   (0.050)   (0.051)   (0.049)   (0.053)       (0.023)
                         --------  --------  --------  --------  --------       -------
Net Asset Value, End
 of Period.............. $  1.000  $  1.000  $  1.000  $  1.000  $  1.000       $ 1.000
                         ========  ========  ========  ========  ========       =======
Total Return............     4.75%     5.15%     5.18%     5.00%     5.41%         2.28%(a)
Ratios/Supplemental
 Data:
 Net assets at end of
  period (000).......... $382,296  $317,552  $184,205  $220,960  $170,869       $     5
 Ratio of expenses to
  average net assets....     0.65%     0.65%     0.63%     0.68%     0.79%         1.02%(b)
 Ratio of net investment
  income to average
  net assets............     4.66%     5.01%     5.06%     4.88%     5.29%         4.47%(b)
 Ratio of expenses to
  average net assets*...     0.90%     0.87%     0.83%     0.80%     0.80%         1.17%(b)

--------
(a) Not annualized.

(b) Annualized.

 * During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Class C commenced operation on July 1, 1999.

FINANCIAL HIGHLIGHTS
                         GOVERNMENT MONEY MARKET FUND

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year Indicated.

                                      For the Year Ended December 31,
                                  --------------------------------------------
                                   1999     1998      1997     1996     1995
                                  -------  -------  --------  -------  -------
Net Asset Value, Beginning of
 Period.......................... $ 1.000  $ 1.000  $  1.000  $ 1.000  $ 1.000
                                  -------  -------  --------  -------  -------
Investment Activities
 Net investment income...........   0.046    0.049     0.049    0.048    0.052
                                  -------  -------  --------  -------  -------
Total from Investment
 Activities......................   0.046    0.049     0.049    0.048    0.052
                                  -------  -------  --------  -------  -------
Distributions
 From net investment income......  (0.046)  (0.049)   (0.049)  (0.048)  (0.052)
                                  -------  -------  --------  -------  -------
Total Distributions..............  (0.046)  (0.049)   (0.049)  (0.048)  (0.052)
                                  -------  -------  --------  -------  -------
Net Asset Value, End of
 Period.......................... $ 1.000  $ 1.000  $  1.000  $ 1.000  $ 1.000
                                  =======  =======  ========  =======  =======
Total Return.....................    4.65%    5.01%     5.05%    4.87%    5.32%
Ratios/Supplemental Data:
 Net assets at end of
  period (000)................... $53,048  $77,354  $100,862  $87,392  $86,850
 Ratio of expenses to average net
  assets.........................    0.65%    0.62%     0.63%    0.72%    0.76%
 Ratio of net investment income
  to average net assets..........    4.54%    4.86%     4.94%    4.75%    5.21%
 Ratio of expenses to average net
  assets*........................    0.85%    0.80%     0.79%    0.84%    0.78%

--------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
                        U.S. TREASURY MONEY MARKET FUND

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year Indicated.

                                        For the Year Ended December 31,
                                    -------------------------------------------
                                     1999     1998     1997     1996     1995
                                    -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period...........................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                    -------  -------  -------  -------  -------
Investment Activities
 Net investment income............    0.043    0.048    0.049    0.046    0.049
                                    -------  -------  -------  -------  -------
Total from Investment Activities..    0.043    0.048    0.049    0.046    0.049
                                    -------  -------  -------  -------  -------
Distributions
 From net investment income.......   (0.043)  (0.048)  (0.049)  (0.046)  (0.049)
                                    -------  -------  -------  -------  -------
Total Distributions...............   (0.043)  (0.048)  (0.049)  (0.046)  (0.049)
                                    -------  -------  -------  -------  -------
Net Asset Value, End of
 Period...........................  $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                    =======  =======  =======  =======  =======
Total Return......................     4.39%    4.86%    4.98%    4.68%    5.04%
Ratios/Supplemental Data:
 Net assets at end of
  period (000)....................  $32,452  $25,876  $25,507  $28,962  $32,500
 Ratio of expenses to average net
  assets..........................     0.65%    0.65%    0.65%    0.78%    0.82%
 Ratio of net investment income to
  average net assets..............     4.30%    4.75%    4.86%    4.57%    4.94%
 Ratio of expenses to average net
  assets*.........................     0.91%    0.94%    0.94%    0.95%    0.84%

--------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

FINANCIAL HIGHLIGHTS
                      NEW YORK TAX-FREE MONEY MARKET FUND

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year Indicated.

                                      For the Year Ended December 31,
                                  --------------------------------------------
                                    1999     1998     1997     1996     1995
                                  --------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Period.......................... $  1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                  --------  -------  -------  -------  -------
Investment Activities
 Net investment income...........    0.026    0.028    0.031    0.029    0.031
                                  --------  -------  -------  -------  -------
Total from Investment
 Activities......................   (0.026)   0.028    0.031    0.029    0.031
                                  --------  -------  -------  -------  -------
Distributions
 From net investment income......   (0.026)  (0.028)  (0.031)  (0.029)  (0.031)
                                  --------  -------  -------  -------  -------
Total Distributions..............    0.026   (0.028)  (0.031)  (0.029)  (0.031)
                                  --------  -------  -------  -------  -------
Net Asset Value, End of
 Period.......................... $  1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
                                  ========  =======  =======  =======  =======
Total Return.....................     2.64%    2.83%    3.14%    2.92%    3.17%
Ratios/Supplemental Data:
 Net assets at end of
  period (000)................... $106,893  $94,259  $86,729  $70,339  $64,884
 Ratio of expenses to average net
  assets.........................     0.65%    0.64%    0.52%    0.59%    0.69%
 Ratio of net investment income
  to average net assets..........     2.61%    2.78%    3.09%    2.88%    3.13%
 Ratio of expenses to average net
  assets*........................     0.88%    0.82%    0.80%    0.87%    0.85%

--------
* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Report of Independent Auditors

The Board of Trustees and Shareholders
HSBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund (four of the portfolios comprising HSBC Funds Trust) as of December 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, the Government Money Market Fund, the U.S. Treasury Money Market Fund and the New York Tax-Free Money Market Fund at December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                         /s/ Ernst & Young LLP

New York, New York
February 23, 2000

                                            HSBC Funds Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                            HSBC Asset Management Americas
                                            Inc. [Logo]
--------------------------------------------------------------------------------

                                            Cash Management Fund
                                            Government Money Market Fund
                                            U.S. Treasury Money Market Fund
                                            New York Tax-Free Money Market
                                            Fund

HSBC(SM) Funds Trust
3435 Stelzer Road
Columbus, Ohio 43219

Information:
(800) 634-2536

Investment Adviser
HSBC Asset Management Americas Inc.
140 Broadway (6th Floor)
New York, New York 10005-1180

Distributor, Administrator, Transfer Agent and Dividend Disbursing Agent
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Independent Auditors
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

Legal Counsel
Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of Americas
New York, New York 10019

This report is for the information of the shareholders of HSBC Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus. Shares of the Funds are not an obligation of or guaranteed or endorsed by HSBC Holdings plc or its affiliates. An investment in the Funds is neither insured nor guaranteed by the FDIC or any other government agency. Although the trust attempts to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
                                                                            2/00
Annual Report
December 31, 1999

Managed by:
HSBC Asset Management Americas Inc.

Sponsored and distributed by:
BISYS Fund Services